Income Taxes - Components of United's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit losses	$ 70,818	$ 65,453
Accrued benefits payable	18,287	17,333
Other accrued liabilities	2,857	655
Unrealized loss on securities available for sale	84,683	109,185
Other real estate owned	512	531
Lease liabilities under operating leases	21,642	17,650
Deferred mortgage points	2,081	4,094
Total deferred tax assets	200,880	214,901
Deferred tax liabilities:
Premises and equipment	8,789	6,707
Right-of-use assets under operating leases	20,267	16,576
Pension plan accruals	7,251	5,858
Derivatives	12,137	16,104
Purchase accounting intangibles	5,940	5,241
Other	1,497	365
Total deferred tax liabilities	55,881	50,851
Net deferred tax assets	$ 144,999	$ 164,050